INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of recognized income tax recovery (liabilities)
	Year ended December 31, 2025	Year ended December 31, 2024
Net loss before income tax	$79,361	$17,361
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	21,428	4,687
Tax effect of:
Permanent differences and other	(568)	(2,006)
Impact of Investment in Big Ridge Gold Corp.	-	(3,188)
Impact of Cameron Gold held for sale	(2,980)	-
Impact of disposal of subsidiaries	1,205	-
Flow-though eligible expenditures	(1,917)	(1,400)
Share issue costs	433	151
Difference in tax rates in other provinces	(350)	(2)
Flow-through share premium liability	1,442	2,047
Changes in unrecognized deferred tax assets	(17,251)	1,758

Income tax recovery	$1,442	$2,047

Schedule of recognized deferred income tax assets (liabilities)
	December 31, 2025	December 31, 2024
Non-capital loss carryforwards	$5,662	$6,934
Mineral properties	(16,628)	(11,374)
Other	(78)	(125)
Silver stream derivative liability	11,044	4,565
Total	$-	$-

Schedule of deferred income tax assets
	December 31, 2025	December 31, 2024
Non-capital loss carryforwards	$88,600	$62,746
Investment in PC Gold	14,476	14,473
Silver Stream derivative liability	41,245	-
Investment tax credits	3,636	5,236
Other	3,985	25,594
Undeducted financing costs	2,924	886
Property and equipment	2,066	2,584
Mineral properties	6,898	478
Capital loss carryforwards	50,530	41,861
Total	$214,360	$153,858